Group information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Group information
Note 1. Group information
1.1 Company general information
Vista Energy, S.A.B. de C.V. (“VISTA”, the “Company” or the “Group”) formerly known as Vista Oil & Gas, S.A.B. de C.V., was organized as variable-capital stock company on March 22, 2017, under the laws of the United Mexican States (“Mexico”). The Company adopted the public corporation or “Sociedad Anónima Bursátil” (“SAB”), on July 28, 2017.
The Company made an initial public offering in the New York Stock Exchange (“NYSE”) on July 25, 2019
,
and started operating under ticker symbol “VIST” as from the following day. It issued additional Series A shares in the Mexican Stock Exchange (“BMV by Spanish acronym) on the same date under ticker symbol “VISTA” (See Note 21.1).
On April 26, 2022, Vista Oil & Gas, S.A.B. de C.V., change the Company’s corporate name to “Vista Energy S.A.B. de CV”.
The Company’s corporate purpose is:

(i)
Acquiring, by any legal means, all kinds of assets, shares, interests in companies, equity interests or interests in all types of companies, either profit-making or nonprofit entities, associations, business corporations, trusts or other entities operating in the energy sector, in Mexico or in another country, or in any other industry;

(ii)	Participating as a partner, shareholder or investor in all types of businesses or profit-making or nonprofit entities, associations, trusts, in Mexico or in another country, or of any other nature;

(iii)	Issuing and placing shares representing its capital stock, either through public or private offerings, in domestic or foreign securities markets;

(iv)
Issuing and placing warrants, either through public or private offerings, in relation to shares representing their capital stock or other types of securities, in domestic or foreign securities markets, and

(v)	Issuing or placing negotiable instruments, debt instruments or other guarantees, either through public or private offerings, in domestic or foreign securities markets.
From its foundation through April 4, 2018, all Company activities were related to its incorporation, the initial public offering (“IPO”) in BMV, and the efforts to detect and conduct the initial business combination. As from that date, the Company mainly engages in oil and gas exploration and production (upstream segment) through its subsidiaries.
The Company’s upstream operations are as follows:
In Argentina
In the Neuquén basin:

(i)
100% in 25 de Mayo-Medanito SE; Jagüel de los Machos; Entre Lomas Neuquén; Entre Lomas Río Negro; and Jarilla Quemada and Charco del Palenque (in Agua Amarga area) conventional operating concessions (operated);

(ii)	100% in Bajada del Palo Oeste and Bajada del Palo Este unconventional operating concessions (operated) (see Note 30.3.2);

(iii)	84.62% in Coirón Amargo Norte operating concession (operated) (see Note 30.3.4);

(iv)	90% in Águila Mora unconventional operating concession (operated);

(v)	50% in Aguada Federal unconventional operating concession (not operated) (see Note 30.3.10 and Note 3 5 );

(vi)	50% in Bandurria Norte unconventional operating concession (not operated) (see Note 30.3.11 and Note 3 5 ).
In the Northwest basin:

(i)	1.5% in Acambuco operating concession (not operated).
In Mexico

(i)	100% in CS-01 area (operated) (see Note 30.3.12)

Its main office is located in the City of Mexico, Mexico, at Pedregal 24, floor 4, Colonia Molino del Rey, Alcaldía Miguel Hidalgo, zip code 11040.
1.2 Joint investment agreement (“farmout agreement”) signed with Trafigura Argentina S.A. (“Trafigura”) in Bajada del Palo Oeste area
On June 28, 2021, the Company, through its subsidiary Vista Energy Argentina S.A.U., formerly known as Vista Oil & Gas Argentina S.A.U. (“Vista Argentina”) entered into a farmout agreement with Trafigura, whereby it undertook to develop, initially, 5 (five) pads made up of 4 (four) wells each in Bajada del Palo Oeste area.
By virtue of the farmout agreement, a joint venture was established and Trafigura was entitled to contractual rights for 20% of hydrocarbon output in the pads under the agreement and bear 20% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.
As part of the farmout agreement, Trafigura agreed to pay to Vista Argentina 25,000 as follows: a 5,000 down payment and then 4 (four) payments of 5,000 for each pad, which should be paid upon commencement of hydrocarbon production in pads 2 (two), 3 (three), 4 (four) and 5 (five) included in the farmout agreement, which should be validated by Trafigura.
Vista Argentina maintains the operation in Bajada del Palo Oeste and 100% of the ownership. It also maintains its rights over 80% of hydrocarbon output in relation to the pads included in the farmout agreement, and bear 80% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.
Moreover, Trafigura may hold interests in up to 2 (two) additional pads under the same terms and conditions.
As of December 31, 2021, Vista Argentina received two payments of 5,000 each; and recognized a gain of 9,050 in “Other operating income” under “Gain from farmout agreement” (see Note 10.1); and disposals of 882 and 68 in “Property, plant and equipment” and “Goodwill”, respectively (see Note 13 and 14).
Subsequent gains related to the development of pads 3 (three), 4 (four) and 5 (five) will be recognized according to the aforementioned terms and conditions.
1.3 Sale of working interests in CASO concession (“transfer of interest in CASO”)
The Company, through its subsidiary Vista Argentina, signed an assignment of rights agreement with Shell Argentina S.A., a subsidiary of Royal Dutch Shell plc. (“Shell”) to transfer 10% of its working interest in CASO concession (the “venture agreement”) for 21,500 payable as follows: (i) 15,000 in cash, and (ii) 6,500 as carry aimed at extending infrastructure works to secure water supply, which is operated by Shell and supplies Vista’s operations.
On June 24, 2021, the Province of Neuquén, through Decree No. 1,027/2021, approved the amendment of the venture agreement, to disclose the new interests. With the publication of the decree all agreed-upon conditions were met; therefore, Vista and Shell set July 2, 2021, as the transaction closing date.
As of December 31, 2021, the Company received 15,000; and recognized a gain of 9,788 in “Other operating income” under “Gain from assets disposal” (see Note 10.1); and a disposal of 11,784 in “Property, plant and equipment” (see Note 13).
For further information on these concessions, see note 30.3.4.

1.4 Transfer of assets in Mexico to increase working interest to 100% in the
CS-01
operated area (“transfer of Mexico’s exploration assets”)
On August 23, 2021, the Company through its subsidiary Vista Oil & Gas Holding II, S.A. de C.V. (“Vista Holding II”) completed an assets transfer to Jaguar Exploración y Producción 2.3., S.A.P.I. de C.V. (“Jaguar”) and Pantera Exploración y Producción 2.2., S.A.P.I. de C.V. (“Pantera”), as follow: (i) the acquisition of a 50% working interest in
CS-01
(operated) area in addition to its 50% working interest, and (ii) the sale of its 50% working interest in
TM-01
and
A-10
(non-operating)
area. This transaction was agreed based on the cumulative costs incurred in each area.
As a result of this transaction the Company agreed to offset its accounts receivable from and payable to Jaguar and Pantera by 5,501; and recognized a disposal of
5,12
6 in “Property, plant and equipment”; and a net addition of 673 in “Other intangible assets” (see Notes 13 and 14). These transactions did not generate cash flows.
The Company also paid consideration of 850, and it recognized a gain of 198 in “Other operating income” under “Gain from assets disposal” mainly arising from reimbursements of operational expenses (see Note 10.1).
For further information on these concessions, see note 30.3.12.
1.5 Acquisition of 50% of
non-operating
working interest in the unconventional concessions of Aguada Federal and Bandurria Norte in Vaca Muerta (“acquisition of AFBN assets”).
On September 16, 2021, the Company through its subsidiary Vista Oil & Gas Holding I, S.A. de C.V. (“Vista Holding I”), acquired from ConocoPhillips Petroleum Holdings B.V. (“ConocoPhillips BV”): (i) 100% of the capital stock of ConocoPhillips Argentina Holding S.ár.l. (hereinafter “Vista Holding VII S.ár.l.”), a company organized in Luxembourg that owns 95% of the equity of ConocoPhillips Argentina Ventures S.R.L. (currently known as “AFBN S.R.L” or “AFBN”), and (ii) 5% of the capital stock of AFBN, thus acquiring 100% of AFBN’s shares.
AFBN owns 50% of
non-operating
working interests in concessions Aguada Federal and Bandurria Norte, which expire in 2050. These concessions are located in the Neuquén basin, Province of Neuquén, Argentina, with a surface of 50,462 acres, in Vaca Muerta. The assets have no pending investment commitments and; as the date of the transaction, were operated by Wintershall Dea Argentina S.A. (“Wintershall”), which owned the remainder 50%.
Under the transaction terms, Vista made no advance payments, but assumed the cost of carry for nominal value of 77,000 related to 50% of all investments to develop the acquired areas, which were related to Winterhsall’s interests and that expire on December 31, 2023. AFBN carried about 6,203 cash on hand and cash in banks as of the date of this transaction.
As of December 31, 2021, pursuant to Company accounting policies including in Note 3.1.3, this transaction was recognized as an asset acquisition, recording an oil and gas property for 69,693, mainly related to unconventional assets. These assets were booked at the cost of liabilities assumed under the carry agreement.
Moreover, on January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired the rest of a 50% operated working interest in the Aguada Federal and Bandurria Norte concessions, from Wintershall (see Note 3
5
).
For further information on these concessions, see notes 30.3.10 and 30.3.11.